Employee Benefit Plans (Schedule Of Assumptions Used) (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.75%	2.40%	3.13%
Rate of compensation increase	4.98%	4.80%	4.64%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.91%	2.58%	3.29%